PAYROLL PROTECTION PROGRAM LOANS (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021	Apr. 30, 2020
Restructuring Cost and Reserve [Line Items]
Payroll protection program loans		$ 1,038	$ 1,040	$ 800
Bearing interest percentage			1.00%	1.00%